Going Concern (Details) $ in Thousands			3 Months Ended	6 Months Ended
	Jul. 17, 2020 USD ($)	Jul. 15, 2020 USD ($)	Jun. 30, 2020 USD ($) Vessel Offering Placement Facility	Jun. 30, 2020 USD ($) Vessel Facility Installment	Jun. 30, 2019 USD ($)	Jun. 26, 2020 USD ($)	Dec. 31, 2019 USD ($)
Going Concern [Abstract]
Gross proceeds			$ 51,092	$ 48,867	$ 13,225
Net proceeds			$ 47,205
Number of registered direct offerings | Offering			4
Number of private placements | Placement			4
Settlement amount				7,891	$ 8,605
Balance outstanding			$ 177,618	177,618			$ 185,509
Scheduled debt and other financial liabilities installments due within one year			15,003	15,003
Scheduled related party debt installments due within one year			27,150	27,150
Working capital deficit			(183,254)	(183,254)
HCOB Facility [Member]
Going Concern [Abstract]
Balance outstanding						$ 29,056
HCOB Facility [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Settlement amount	$ 23,500
Company funds used to settle obligation	$ 1,000
New Entrust Loan Facility [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Face amount		$ 22,500
Term of loan		5 years
Two Loan Facilities [Member]
Going Concern [Abstract]
Final balloon installments			$ 66,897	$ 66,897
Number of loan facilities with final balloon installments due within one year | Facility			2	2
UniCredit Bank Loan Facility [Member]
Going Concern [Abstract]
Number of installments deferred | Installment				2
Installment payment				$ 1,552
Number of vessels serving as collateral | Vessel			2	2
Jelco [Member] | First Jelco Loan [Member]
Going Concern [Abstract]
Balance outstanding			$ 5,900	$ 5,900
Term of extension				2 months